Trade receivables	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade receivables

10	Trade receivables

(a)       Financial position balances

	December 31, 2023	December 31, 2022
Private sector:
General (i) and special customers (ii)	2,200,921	2,287,782
Agreements (iii)	839,010	416,550

	3,039,931	2,704,332
Government entities:
Municipal	623,601	609,731
Federal	8,036	10,644
Agreements (iii)	374,372	372,943

	1,006,009	993,318
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	4,343	4,048
São Caetano do Sul	45,333	45,367

Total wholesale customers – Municipal governments	49,676	49,415

Unbilled supply	1,138,316	959,260

Subtotal	5,233,932	4,706,325
Allowance for doubtful accounts	(1,377,209)	(1,428,517)

Total	3,856,723	3,277,808

Current	3,584,287	3,062,574
Noncurrent	272,436	215,234

Total	3,856,723	3,277,808

(i)	General customers - residential and small and mid-sized companies;

(ii)	Special customers - large consumers, commercial, industries, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);

(iii)	Agreements - installment payments of past-due receivables, plus inflation adjustment and interest, according to the agreements; and

(iv)	Wholesale basis customers - municipal governments - This balance refers to the sale of treated water to municipalities, which are responsible for distributing to, billing and charging final customers.

(b)       The aging of trade receivables is as follows

	December 31, 2023	December 31, 2022

Current	2,723,975	2,244,754
Past-due:
Up to 30 days	627,986	489,709
From 31 to 60 days	271,476	248,128
From 61 to 90 days	181,639	165,306
From 91 to 120 days	127,421	150,941
From 121 to 180 days	290,610	281,530
From 181 to 360 days	57,289	58,702
Over 360 days	953,536	1,067,255

Total past-due	2,509,957	2,461,571

Total	5,233,932	4,706,325

(c)       Allowance for doubtful accounts

Changes in assets	December 31, 2023	December 31, 2022	December 31, 2021

Balance at beginning of the year	1,428,517	1,280,088	1,157,619
Constitution/(reversal) of losses	21,103	209,360	182,547
Recoveries	(72,411)	(60,931)	(60,078)

Balance at the end of the year	1,377,209	1,428,517	1,280,088

Reconciliation of estimated/historical losses of income	December 31, 2023	December 31, 2022	December 31, 2021

Write-offs	(703,325)	(636,366)	(508,055)
(Losses)/reversal with state entities - related parties	(903)	2,738	(13,206)
(Losses)/reversal with the private sector / government entities	(21,103)	(209,360)	(182,547)
Recoveries	72,411	60,931	60,078

Amount recorded expense (Note 29)	(652,920)	(782,057)	(643,730)

The Company does not have customers individually accounting for 10% or more of its total revenues.

(d)       Judicial Payment Order

The Company has judicial payment order issued as a result of final and unappealable lawsuits for the collection of unpaid water and sewage bills from public entities. These bills are considered allowance for doubtful accounts ('PECLD') in their entirety, and the updated values of said bills, calculated according to the respective judicial payment order, are not recognized due to uncertainties regarding their realization.

As of December 31, 2023, the Company has judicial payment order issued in its favor, currently totaling R$ 3,085,265 (R$ 2,807,318 as of December 31, 2022), which, as mentioned above, are fully provisioned at their original value and do not have their respective updates recognized in the consolidated financial statements.

The reversal of the PECLD for the original bills and their update are recognized when uncertainties regarding their realization are mitigated, i.e. when the realization value becomes determinable due to the predictability of the commencement of its receipt or when negotiated with third parties.

The Company did not negotiate its judicial payment order in the current fiscal year or in the comparative years, and there are no ongoing negotiations, as follows:

Debtor	December 31, 2023	December 31, 2022
Municipality of São Paulo	3,042,927	2,656,113
Municipality of Cotia	15,456	103,729
Municipality of Cachoeira Paulista	14,964	13,672
Others	11,918	33,804
TOTAL	3,085,265	2,807,318

Additionally, the Company negotiated registered warrants for overdue bills with the municipalities of Guarulhos, Santo André, and Mauá in previous fiscal years, which are currently suspended as they serve as collateral for the fulfillment of contracts entered into with the municipalities.